ASSETS HELD FOR SALE - Summary of Major Items of Assets and Liabilities Classified as Held for Sale (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Statement [Line Items]
Assets held for sale	$ 611	$ 920
Liabilities directly associated with assets held for sale	350	533
Cash and cash equivalents
Statement [Line Items]
Assets held for sale	16	8
Restricted cash
Statement [Line Items]
Assets held for sale	31	47
Trade receivables and other current assets
Statement [Line Items]
Assets held for sale	19	28
Property, plant and equipment
Statement [Line Items]
Assets held for sale	478	749
Goodwill
Statement [Line Items]
Assets held for sale	0	22
Other long-term assets
Statement [Line Items]
Assets held for sale	67	66
Current liabilities
Statement [Line Items]
Liabilities directly associated with assets held for sale	19	23
Long-term debt
Statement [Line Items]
Liabilities directly associated with assets held for sale	238	360
Other long-term liabilities
Statement [Line Items]
Liabilities directly associated with assets held for sale	$ 93	$ 150